Collaborative arrangements (Pfizer Inc.) (Details) - Pfizer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Period required to pay percentage of net sales, after expiration of agreement in years	3 years
Maximum percentage of annual net ENBREL sales payable to Pfizer for three years after expiration of the collaboration agreement	12.00%
Minimum percentage of annual net ENBREL sales payable to Pfizer for three years after expiration of the collaboration agreement	10.00%
Selling, general and administrative [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalties due	$ 561	$ 509
Profit share and royalty expense, net of partner portion of selling and marketing expense			$ 1,300